UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Contrafund ® Portfolio

March 31, 2008

1.799865.104

VIPCON-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.4%
Gentex Corp.	2,316,000	$ 39,719,400
Johnson Controls, Inc.	1,743,900	58,943,820
		98,663,220
Automobiles - 0.1%
Fiat SpA	468,800	10,832,818
Renault SA	92,700	10,258,169
		21,090,987
Distributors - 0.4%
Li & Fung Ltd.	22,338,000	82,804,556
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	440,700	28,583,802
Hotels, Restaurants & Leisure - 0.8%
Bally Technologies, Inc. (a)	264,300	9,076,062
Ctrip.com International Ltd. sponsored ADR	51,600	2,735,832
Life Time Fitness, Inc. (a)(d)	822,200	25,660,862
McDonald's Corp.	2,523,384	140,729,126
		178,201,882
Household Durables - 0.2%
D.R. Horton, Inc.	1,307,200	20,588,400
Harman International Industries, Inc.	125,000	5,442,500
Sony Corp. sponsored ADR	195,000	7,813,650
Whirlpool Corp.	171,800	14,908,804
		48,753,354
Internet & Catalog Retail - 0.1%
DeNA Co. Ltd.	1,100	6,963,244
Priceline.com, Inc. (a)	81,700	9,874,262
		16,837,506
Media - 2.9%
Central European Media Enterprises Ltd. Class A (a)	787,500	67,118,625
Comcast Corp. Class A	2,018,800	39,043,592
Discovery Holding Co. Class A (a)	443,459	9,410,200
DreamWorks Animation SKG, Inc. Class A (a)	580,200	14,957,556
Focus Media Holding Ltd. ADR (a)	83,700	2,942,055
Liberty Global, Inc. Class A (a)(d)	935,300	31,875,024
News Corp. Class A	4,940,200	92,628,750
Omnicom Group, Inc.	1,094,900	48,372,682
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	821,900	6,846,427
The Walt Disney Co.	1,823,443	57,219,641
The Weinstein Co. II Holdings, LLC Class A-1 (h)	11,499	11,499,000
Time Warner Cable, Inc. (a)	1,813,800	45,308,724
Time Warner, Inc.	15,802,500	221,551,050
		648,773,326

	Shares	Value
Multiline Retail - 0.4%
Kohl's Corp. (a)	681,000	$ 29,208,090
Target Corp.	1,120,400	56,781,872
		85,989,962
Specialty Retail - 1.4%
Abercrombie & Fitch Co. Class A	193,800	14,174,532
Gamestop Corp. Class A (a)	1,306,100	67,538,431
Lowe's Companies, Inc.	3,893,000	89,305,420
OfficeMax, Inc.	519,600	9,945,144
PetSmart, Inc.	1,257,800	25,709,432
Staples, Inc.	218,500	4,831,035
Tiffany & Co., Inc.	502,600	21,028,784
TJX Companies, Inc.	2,379,852	78,701,706
Zumiez, Inc. (a)(d)	661,020	10,371,404
		321,605,888
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc. (a)	1,015,700	16,403,555
Coach, Inc. (a)	329,500	9,934,425
LVMH Moet Hennessy - Louis Vuitton	725,000	80,686,192
NIKE, Inc. Class B	872,900	59,357,200
Polo Ralph Lauren Corp. Class A	909,574	53,019,068
Ports Design Ltd.	3,909,500	11,051,164
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	1,568,415	57,403,989
VF Corp.	191,700	14,858,667
		302,714,260
TOTAL CONSUMER DISCRETIONARY		1,834,018,743
CONSUMER STAPLES - 11.4%
Beverages - 4.1%
Brown-Forman Corp. Class B (non-vtg.)	100,000	6,622,000
Carlsberg AS Series B (d)	96,300	12,313,092
Coca-Cola Femsa SA de CV sponsored ADR	794,200	44,737,286
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	402,550	18,851,417
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	76,000	5,741,800
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,277,100	22,566,357
Cott Corp. (a)	1,075,000	3,822,083
Diageo PLC sponsored ADR	445,100	36,195,532
Embotelladora Andina SA sponsored ADR	299,600	6,291,600
Fomento Economico Mexicano SA de CV sponsored ADR	299,700	12,521,466
Heineken NV (Bearer)	625,700	36,338,587
InBev SA	413,817	36,412,239
Molson Coors Brewing Co. Class B	1,170,200	61,517,414
PepsiCo, Inc.	3,322,062	239,852,876
Pernod Ricard SA	547,000	56,265,282
Remy Cointreau SA	186,600	12,548,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller plc	1,209,200	$ 26,488,880
The Coca-Cola Co.	4,715,309	287,020,859
		926,107,314
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	630,700	40,976,579
CVS Caremark Corp.	5,481,300	222,047,463
Kroger Co.	2,665,000	67,691,000
Rite Aid Corp. (a)(d)	2,215,000	6,512,100
Safeway, Inc.	2,108,900	61,896,215
Sysco Corp.	914,200	26,530,084
Walgreen Co.	1,855,400	70,672,186
X5 Retail Group NV GDR (a)(f)	163,200	4,814,400
		501,140,027
Food Products - 1.5%
Archer Daniels Midland Co.	1,227,800	50,536,248
Bunge Ltd.	132,500	11,511,600
Dean Foods Co.	366,200	7,356,958
Green Mountain Coffee Roasters, Inc. (a)	271,101	8,580,347
Groupe Danone	364,756	32,613,528
Kraft Foods, Inc. Class A	963,000	29,862,630
Lindt & Spruengli AG	210	7,439,813
Marine Harvest ASA (a)	12,889,000	7,541,867
Nestle SA (Reg.)	220,822	110,338,738
Unilever NV (NY Shares)	1,806,400	60,929,872
Wimm-Bill-Dann Foods OJSC sponsored ADR	65,500	6,712,440
		333,424,041
Household Products - 2.6%
Colgate-Palmolive Co.	1,295,123	100,903,033
Kimberly-Clark Corp.	546,400	35,270,120
Procter & Gamble Co.	6,185,911	433,446,784
		569,619,937
Personal Products - 0.5%
Avon Products, Inc.	2,349,200	92,887,368
Estee Lauder Companies, Inc. Class A	268,100	12,292,385
Herbalife Ltd.	164,800	7,828,000
		113,007,753
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	1,271,367	96,306,050
Souza Cruz Industria Comerico	692,400	17,874,242
		114,180,292
TOTAL CONSUMER STAPLES		2,557,479,364
ENERGY - 12.6%
Energy Equipment & Services - 3.4%
Atwood Oceanics, Inc. (a)	76,000	6,970,720
Cameron International Corp. (a)	74,900	3,118,836

	Shares	Value
Expro International Group PLC	2,905,242	$ 67,447,300
Exterran Holdings, Inc. (a)	357,823	23,093,896
Global Industries Ltd. (a)	1,157,600	18,625,784
Nabors Industries Ltd. (a)	4,607,800	155,605,406
National Oilwell Varco, Inc. (a)	3,465,654	202,324,881
Parker Drilling Co. (a)	2,023,000	13,068,580
Petroleum Geo-Services ASA	2,147,800	53,138,313
Pride International, Inc. (a)	88,000	3,075,600
Subsea 7, Inc. (a)(d)	1,672,100	37,757,520
Superior Energy Services, Inc. (a)	189,900	7,523,838
Transocean, Inc. (a)	1,227,661	165,979,767
W-H Energy Services, Inc. (a)	117,500	8,089,875
		765,820,316
Oil, Gas & Consumable Fuels - 9.2%
Cameco Corp.	968,478	31,924,114
Canadian Natural Resources Ltd.	2,064,094	141,285,686
Chesapeake Energy Corp.	3,724,405	171,881,291
ConocoPhillips	3,324,400	253,352,524
CONSOL Energy, Inc.	2,087,275	144,418,557
EOG Resources, Inc.	84,800	10,176,000
Forest Oil Corp. (a)	958,345	46,920,571
Frontier Oil Corp.	393,100	10,715,906
Hess Corp.	526,000	46,382,680
Holly Corp.	247,000	10,722,270
International Coal Group, Inc. (a)	5,657,770	35,926,840
OPTI Canada, Inc. (a)	1,715,800	28,914,222
Peabody Energy Corp.	2,750,887	140,295,237
Petrohawk Energy Corp. (a)	7,939,600	160,141,732
Petroplus Holdings AG (a)	1,608,150	98,935,674
Range Resources Corp.	296,585	18,818,318
Southwestern Energy Co. (a)	3,464,000	116,702,160
Tesoro Corp.	2,178,293	65,348,790
Ultra Petroleum Corp. (a)	21,400	1,658,500
Valero Energy Corp.	4,765,567	234,036,995
Western Refining, Inc.	1,350,639	18,193,107
Williams Companies, Inc.	3,816,900	125,881,362
XTO Energy, Inc.	2,382,000	147,350,520
		2,059,983,056
TOTAL ENERGY		2,825,803,372
FINANCIALS - 16.0%
Capital Markets - 2.4%
Bank of New York Mellon Corp.	5,019,682	209,471,330
Charles Schwab Corp.	5,067,222	95,415,790
Janus Capital Group, Inc.	3,940,227	91,689,082
Lehman Brothers Holdings, Inc.	3,951,852	148,747,709
		545,323,911
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 1.3%
KeyCorp	2,705,120	$ 59,377,384
Sumitomo Mitsui Financial Group, Inc.	34,873	231,643,293
		291,020,677
Consumer Finance - 0.4%
Credit Saison Co. Ltd.	724,200	20,320,551
Discover Financial Services	2,318,693	37,957,004
Promise Co. Ltd.	1,273,850	36,841,820
		95,119,375
Diversified Financial Services - 2.8%
CIT Group, Inc.	4,307,200	51,040,320
Citigroup, Inc.	16,701,500	357,746,130
JPMorgan Chase & Co.	5,035,500	216,274,725
		625,061,175
Insurance - 7.1%
ACE Ltd.	1,547,600	85,210,856
AFLAC, Inc.	1,524,300	99,003,285
American International Group, Inc.	11,293,414	488,440,156
Berkshire Hathaway, Inc. Class A (a)	2,511	334,967,400
Catlin Group Ltd.	3,946,440	34,631,375
MetLife, Inc. (d)	2,063,243	124,331,023
National Financial Partners Corp. (d)	677,400	15,221,178
PartnerRe Ltd.	811,200	61,894,560
Principal Financial Group, Inc.	979,781	54,593,397
Prudential Financial, Inc.	1,818,537	142,300,520
Sony Financial Holdings, Inc.	35,482	144,004,323
		1,584,598,073
Real Estate Management & Development - 0.0%
Forestar Real Estate Group, Inc. (a)	280,766	6,993,881
Thrifts & Mortgage Finance - 2.0%
Fannie Mae (d)	14,497,890	381,584,465
New York Community Bancorp, Inc. (d)	4,161,500	75,822,530
		457,406,995
TOTAL FINANCIALS		3,605,524,087
HEALTH CARE - 11.2%
Biotechnology - 1.6%
Amgen, Inc. (a)	800,000	33,424,000
Biogen Idec, Inc. (a)	531,200	32,769,728
BioMarin Pharmaceutical, Inc. (a)	475,000	16,800,750
Celgene Corp. (a)	454,346	27,846,866
Cephalon, Inc. (a)	250,800	16,151,520
CSL Ltd.	1,591,878	53,706,120
Genentech, Inc. (a)	552,469	44,849,433
Genzyme Corp. (a)	350,000	26,089,000
Gilead Sciences, Inc. (a)	1,776,906	91,563,966

	Shares	Value
ONYX Pharmaceuticals, Inc. (a)	350,000	$ 10,160,500
United Therapeutics Corp. (a)	125,000	10,837,500
		364,199,383
Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	830,983	118,207,332
Baxter International, Inc.	1,558,700	90,124,034
Becton, Dickinson & Co.	1,187,420	101,940,007
C.R. Bard, Inc.	742,092	71,537,669
Covidien Ltd.	2,462,616	108,970,758
Gen-Probe, Inc. (a)	167,075	8,053,015
Hillenbrand Industries, Inc.	500,000	23,900,000
Mako Surgical Corp.	538,756	4,838,029
Medtronic, Inc.	1,913,100	92,536,647
NuVasive, Inc. (a)	330,637	11,410,283
Sonova Holding AG	273,985	25,132,189
St. Jude Medical, Inc. (a)	564,052	24,361,406
Stryker Corp.	780,100	50,745,505
		731,756,874
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	775,000	49,848,000
Henry Schein, Inc. (a)	504,149	28,938,153
Humana, Inc. (a)	782,726	35,113,088
McKesson Corp.	1,298,200	67,986,734
Medco Health Solutions, Inc. (a)	2,282,092	99,932,809
Tenet Healthcare Corp. (a)	9,028,570	51,101,706
UnitedHealth Group, Inc.	1,216,111	41,785,574
Universal Health Services, Inc. Class B	500,000	26,845,000
		401,551,064
Health Care Technology - 0.2%
HLTH Corp. (a)	3,459,902	33,007,465
MedAssets, Inc.	421,051	6,239,976
		39,247,441
Life Sciences Tools & Services - 0.5%
Applera Corp. - Applied Biosystems Group	1,003,900	32,988,154
Invitrogen Corp. (a)	200,000	17,094,000
Pharmaceutical Product Development, Inc.	450,000	18,855,000
QIAGEN NV (a)	2,370,001	49,296,021
		118,233,175
Pharmaceuticals - 3.9%
Abbott Laboratories	3,046,317	168,004,383
Allergan, Inc.	1,525,606	86,028,922
Johnson & Johnson	1,503,400	97,525,558
Merck & Co., Inc.	4,452,250	168,962,888
Novo Nordisk AS Series B	569,000	38,906,189
Pfizer, Inc.	4,300,300	90,005,279
Schering-Plough Corp.	3,664,838	52,810,316
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Wyeth	3,815,600	$ 159,339,456
XenoPort, Inc. (a)	136,202	5,512,095
		867,095,086
TOTAL HEALTH CARE		2,522,083,023
INDUSTRIALS - 12.4%
Aerospace & Defense - 4.3%
General Dynamics Corp.	1,802,246	150,253,249
Honeywell International, Inc.	3,181,500	179,500,230
Lockheed Martin Corp.	2,054,787	204,040,349
Northrop Grumman Corp.	667,800	51,961,518
Raytheon Co.	2,734,000	176,643,740
The Boeing Co.	1,618,626	120,377,216
United Technologies Corp.	1,041,500	71,676,030
		954,452,332
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc. (d)	2,423,301	131,827,574
FedEx Corp.	562,100	52,089,807
United Parcel Service, Inc. Class B	2,915,300	212,875,206
		396,792,587
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	2,301,000	118,501,500
Construction & Engineering - 0.9%
Fluor Corp.	691,700	97,640,372
Jacobs Engineering Group, Inc. (a)	1,474,438	108,503,892
		206,144,264
Electrical Equipment - 1.7%
ABB Ltd. sponsored ADR	2,273,200	61,194,544
Alstom SA	610,500	132,340,131
Renewable Energy Corp. AS (a)	281,700	7,854,500
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,518,900	102,166,584
Vestas Wind Systems AS (a)	677,400	73,994,390
		377,550,149
Industrial Conglomerates - 1.6%
3M Co.	334,500	26,475,675
General Electric Co.	6,778,567	250,874,765
Siemens AG sponsored ADR	724,100	78,883,454
		356,233,894
Machinery - 1.6%
AGCO Corp. (a)	465,400	27,868,152
Danaher Corp.	2,376,050	180,651,082

	Shares	Value
Eaton Corp.	893,200	$ 71,161,244
Sulzer AG (Reg.)	67,246	88,902,983
		368,583,461
TOTAL INDUSTRIALS		2,778,258,187
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 3.7%
Alcatel-Lucent SA sponsored ADR	6,595,000	37,987,200
Ciena Corp. (a)(e)	4,565,921	140,767,344
Cisco Systems, Inc. (a)	10,676,100	257,187,249
Juniper Networks, Inc. (a)	10,829,100	270,727,500
Opnext, Inc.	2,240,896	12,212,883
Powerwave Technologies, Inc. (a)	555,613	1,416,813
Sycamore Networks, Inc. (a)(e)	18,993,656	69,516,781
Tellabs, Inc. (a)	7,795,959	42,487,977
		832,303,747
Computers & Peripherals - 0.8%
Apple, Inc. (a)	240,000	34,440,000
Hewlett-Packard Co.	3,390,364	154,804,020
		189,244,020
Electronic Equipment & Instruments - 0.7%
Avnet, Inc. (a)	3,795,600	124,229,988
SMART Modular Technologies (WWH), Inc. (a)	2,046,132	12,706,480
Tyco Electronics Ltd.	470,000	16,130,400
		153,066,868
Internet Software & Services - 0.5%
eBay, Inc. (a)	2,345,000	69,974,800
VistaPrint Ltd. (a)	1,119,340	39,120,933
		109,095,733
IT Services - 0.2%
Visa, Inc.	805,400	50,224,744
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	3,955,000	72,890,650
Analog Devices, Inc.	5,140,000	151,732,800
Broadcom Corp. Class A (a)	7,609,559	146,636,202
Brooks Automation, Inc. (a)	1,501,101	14,590,702
Cirrus Logic, Inc. (a)(e)	6,732,845	45,244,718
Himax Technologies, Inc. sponsored ADR	1,120,500	5,434,425
Intel Corp.	2,845,000	60,257,100
Intersil Corp. Class A	1,149,000	29,494,830
KLA-Tencor Corp.	550,000	20,405,000
Linear Technology Corp. (d)	650,000	19,948,500
MediaTek, Inc.	3,640,050	47,915,886
PixArt Imaging, Inc.	3,600,000	26,419,193
Teradyne, Inc. (a)	3,021,214	37,523,478
		678,493,484
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 6.0%
Activision, Inc. (a)	3,806,449	$ 103,954,122
BEA Systems, Inc. (a)	700,000	13,405,000
Citrix Systems, Inc. (a)	200,000	5,866,000
Electronic Arts, Inc. (a)	4,476,700	223,476,864
Gameloft (a)	1,808,953	7,824,380
Microsoft Corp.	28,329,200	803,982,696
Nintendo Co. Ltd.	206,900	108,245,609
Nuance Communications, Inc. (a)	600,000	10,446,000
Perfect World Co. Ltd. sponsored ADR Class B	563,700	12,801,627
THQ, Inc. (a)	2,458,571	53,596,848
		1,343,599,146
TOTAL INFORMATION TECHNOLOGY		3,356,027,742
MATERIALS - 3.5%
Chemicals - 1.9%
Albemarle Corp.	1,074,300	39,233,436
Ecolab, Inc.	1,218,861	52,935,133
Monsanto Co.	1,778,835	198,340,103
Potash Corp. of Saskatchewan, Inc.	256,700	39,842,408
Praxair, Inc.	462,932	38,992,762
The Mosaic Co. (a)	464,200	47,626,920
		416,970,762
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	718,900	18,087,524
Temple-Inland, Inc.	1,525,000	19,398,000
		37,485,524
Metals & Mining - 1.4%
AK Steel Holding Corp.	837,300	45,565,865
Alcoa, Inc.	1,931,800	69,660,708
Allegheny Technologies, Inc. (d)	712,981	50,878,324
Freeport-McMoRan Copper & Gold, Inc. Class B	144,500	13,903,790
Goldcorp, Inc.	39,000	1,515,400
Ivanhoe Mines Ltd. (a)	884,700	9,221,011
Kinross Gold Corp.	213,715	4,767,264
Lihir Gold Ltd. (a)	2,000,000	6,562,879
Lihir Gold Ltd. sponsored ADR	462,100	14,704,022
Newcrest Mining Ltd.	750,089	22,879,101
Nucor Corp.	313,500	21,236,490
Schnitzer Steel Industries, Inc. Class A	42,100	2,989,942
Steel Dynamics, Inc.	1,139,200	37,639,168
Titanium Metals Corp. (d)	1,227,677	18,476,539
		320,000,503
TOTAL MATERIALS		774,456,789

	Shares	Value
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	11,991,016	$ 459,255,913
CenturyTel, Inc.	216,200	7,186,488
Citizens Communications Co.	691,700	7,255,933
Embarq Corp.	288,600	11,572,860
Qwest Communications International, Inc.	3,119,100	14,129,523
Verizon Communications, Inc.	4,262,300	155,360,835
		654,761,552
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	945,100	37,057,371
Clearwire Corp. (d)	3,498,712	51,815,925
Vodafone Group PLC sponsored ADR	1,731,100	51,084,761
		139,958,057
TOTAL TELECOMMUNICATION SERVICES		794,719,609
UTILITIES - 4.0%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	1,541,500	77,845,750
American Electric Power Co., Inc.	980,100	40,801,563
Entergy Corp.	816,100	89,020,188
Exelon Corp.	1,264,000	102,725,280
FPL Group, Inc.	1,692,100	106,162,354
PPL Corp.	2,008,200	92,216,544
		508,771,679
Independent Power Producers & Energy Traders - 1.1%
AES Corp. (a)	1,148,700	19,148,829
Clipper Windpower PLC (a)	925,263	9,372,541
Constellation Energy Group, Inc.	1,428,115	126,059,711
NRG Energy, Inc. (a)	2,542,000	99,112,580
		253,693,661
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	1,266,900	50,916,711
Sempra Energy	1,521,700	81,076,176
		131,992,887
TOTAL UTILITIES		894,458,227
TOTAL COMMON STOCKS (Cost $22,194,955,368)		21,942,829,143
Convertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Fluidigm Corp. (h)	1,378,965	5,515,860
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,515,860)		5,515,860
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.25% to 2.14% 4/17/08 to 6/26/08 (g) (Cost $9,358,014)	$ 9,381,000	$ 9,364,928
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	506,319,149	506,319,149
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	132,323,873	132,323,873
TOTAL MONEY MARKET FUNDS (Cost $638,643,022)		638,643,022
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.44%, dated 3/31/08 due 4/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $11,660,000)	$ 11,660,467	11,660,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $22,860,132,264)	22,608,012,953
NET OTHER ASSETS - (0.6)%	(136,896,247)
NET ASSETS - 100%	$ 22,471,116,706
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
2,465 S&P 500 E-Mini Index Contracts	June 2008	$ 163,183,000	$ 2,121,955
The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 4,814,400 or 0.0% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,492,843.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,014,860 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Fluidigm Corp.	10/9/07	$ 5,515,860
The Weinstein Co. II Holdings, LLC Class A-1	10/19/05	$ 11,499,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$11,660,000 due 4/01/08 at 1.44%
Banc of America Securities LLC	$ 2,100,675
Barclays Capital, Inc.	3,850,284
Lehman Brothers, Inc.	5,709,041
$ 11,660,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,801,325
Fidelity Securities Lending Cash Central Fund	1,845,522
Total	$ 7,646,847
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$ 80,149,836	$ 61,919,366	$ -	$ -	$ 140,767,344
Cirrus Logic, Inc.	22,700,679	20,755,803	9,590,914	-	45,244,718
Sycamore Networks, Inc.	21,666,920	46,740,285	-	-	69,516,781
Total	$ 124,517,435	$ 129,415,454	$ 9,590,914	$ -	$ 255,528,843
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 22,608,012,953	$ 22,130,199,934	$ 460,798,159	$ 17,014,860
Other Financial Instruments*	$ 2,121,955	$ 2,121,955	$ -	$ -
*Other financial instruments include futures.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 17,014,860
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 17,014,860

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities or Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $23,181,859,182. Net unrealized depreciation aggregated $573,846,229, of which $1,874,736,691 related to appreciated investment securities and $2,448,582,920 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Disciplined Small Cap Portfolio

March 31, 2008

1.830301.102

VDSC-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.4%
Aftermarket Technology Corp. (a)	4,958	$ 96,384
Cooper Tire & Rubber Co.	9,461	141,631
Drew Industries, Inc. (a)	3,944	96,470
Lear Corp. (a)	1,900	49,229
Stoneridge, Inc. (a)	8,400	112,980
		496,694
Automobiles - 0.2%
Monaco Coach Corp.	6,365	60,340
Diversified Consumer Services - 1.8%
Bright Horizons Family Solutions, Inc. (a)	966	41,577
DeVry, Inc.	5,011	209,660
Jackson Hewitt Tax Service, Inc.	2,289	26,255
Sotheby's Class A (ltd. vtg.)	3,819	110,407
Stewart Enterprises, Inc. Class A	1,813	11,639
Strayer Education, Inc.	1,353	206,333
		605,871
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)	3,900	133,926
Bob Evans Farms, Inc.	4,993	137,757
Buffalo Wild Wings, Inc. (a)	3,589	87,931
CBRL Group, Inc.	2,509	89,747
Chipotle Mexican Grill, Inc. Class A (a)(d)	1,054	119,555
Denny's Corp. (a)	40,715	121,331
Jack in the Box, Inc. (a)	1,900	51,053
Papa John's International, Inc. (a)	6,015	145,623
Sonic Corp. (a)	2,902	63,960
Speedway Motorsports, Inc.	1,302	32,641
		983,524
Household Durables - 0.8%
American Greetings Corp. Class A	3,558	66,001
Tempur-Pedic International, Inc. (d)	3,439	37,829
Tupperware Brands Corp.	1,900	73,492
Universal Electronics, Inc. (a)	3,613	87,471
		264,793
Internet & Catalog Retail - 1.8%
Blue Nile, Inc. (a)(d)	1,269	68,716
FTD Group, Inc.	3,424	45,950
Netflix, Inc. (a)(d)	8,086	280,166
Orbitz Worldwide, Inc.	16,615	114,477
Priceline.com, Inc. (a)(d)	1,056	127,628
		636,937
Leisure Equipment & Products - 0.1%
Polaris Industries, Inc. (d)	1,100	45,111
Media - 2.5%
Belo Corp. Series A	9,287	98,164
Cox Radio, Inc. Class A (a)	5,593	66,445
Gemstar-TV Guide International, Inc. (a)	18,671	87,754
Interactive Data Corp.	5,406	153,909

	Shares	Value
Lee Enterprises, Inc. (d)	4,699	$ 47,037
LIN TV Corp. Class A (a)	14,744	141,690
Marvel Entertainment, Inc. (a)	2,003	53,660
Sinclair Broadcast Group, Inc. Class A	11,591	103,276
Westwood One, Inc.	38,083	79,974
World Wrestling Entertainment, Inc. Class A	2,885	53,690
		885,599
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	8,264	224,037
Christopher & Banks Corp.	4,446	44,416
Dress Barn, Inc. (a)	3,906	50,544
Gymboree Corp. (a)	2,911	116,091
J. Crew Group, Inc. (a)	2,564	113,252
Midas, Inc. (a)	3,917	67,333
The Buckle, Inc.	573	25,630
The Men's Wearhouse, Inc.	715	16,638
		657,941
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (a)	400	43,128
Fossil, Inc. (a)	3,231	98,675
Lululemon Athletica, Inc. (d)	3,640	103,485
Maidenform Brands, Inc. (a)	4,601	74,858
		320,146
TOTAL CONSUMER DISCRETIONARY		4,956,956
CONSUMER STAPLES - 3.5%
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.	4,980	112,548
Longs Drug Stores Corp.	4,126	175,190
Nash-Finch Co.	4,479	152,196
		439,934
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	6,503	150,284
Flowers Foods, Inc.	2,300	56,925
Ralcorp Holdings, Inc. (a)	3,148	183,056
TreeHouse Foods, Inc. (a)	1,600	36,576
		426,841
Personal Products - 1.0%
Chattem, Inc. (a)	2,037	135,135
Elizabeth Arden, Inc. (a)	7,318	145,994
Prestige Brands Holdings, Inc. (a)	7,377	60,344
		341,473
TOTAL CONSUMER STAPLES		1,208,248
ENERGY - 7.0%
Energy Equipment & Services - 3.2%
Dril-Quip, Inc. (a)	3,533	164,179
Exterran Holdings, Inc. (a)	1,187	76,609
Grey Wolf, Inc. (a)	29,500	200,010
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulfmark Offshore, Inc. (a)	2,361	$ 129,194
Hornbeck Offshore Services, Inc. (a)	2,846	129,977
Oil States International, Inc. (a)	1,200	53,772
T-3 Energy Services, Inc. (a)	1,886	80,268
Trico Marine Services, Inc. (a)	5,163	201,202
Willbros Group, Inc. (a)	3,000	91,800
		1,127,011
Oil, Gas & Consumable Fuels - 3.8%
Alpha Natural Resources, Inc. (a)	5,088	221,023
Bois d'Arc Energy LLC (a)	8,381	180,108
Double Hull Tankers, Inc. (d)	6,700	71,087
Mariner Energy, Inc. (a)	9,364	252,922
Penn Virginia Corp.	1,172	51,673
Petrohawk Energy Corp. (a)	2,500	50,425
Stone Energy Corp. (a)	4,988	260,922
Swift Energy Co. (a)	3,708	166,823
Whiting Petroleum Corp. (a)	1,301	84,110
		1,339,093
TOTAL ENERGY		2,466,104
FINANCIALS - 19.0%
Capital Markets - 2.5%
Apollo Investment Corp.	1,442	22,827
BlackRock Kelso Capital Corp.	6,449	77,001
GFI Group, Inc.	2,052	117,580
Hercules Technology Growth Capital, Inc.	5,524	59,991
Knight Capital Group, Inc. Class A (a)	13,332	216,512
MCG Capital Corp.	2,761	25,097
MCG Capital Corp. rights 4/18/08 (a)	395	423
optionsXpress Holdings, Inc.	4,934	102,183
Prospect Capital Corp. (d)	11,200	170,464
Waddell & Reed Financial, Inc. Class A	2,211	71,039
		863,117
Commercial Banks - 5.2%
City Bank Lynnwood, Washington	1,438	32,024
Community Bancorp (a)	4,080	55,325
Community Bank System, Inc.	6,000	147,360
Community Trust Bancorp, Inc.	1,009	29,564
First Financial Bankshares, Inc.	2,600	106,548
Frontier Financial Corp., Washington (d)	1,727	30,533
Green Bankshares, Inc.	2,225	39,360
Home Bancshares, Inc. (d)	5,462	113,992
Horizon Financial Corp.	2,172	29,995
National Penn Bancshares, Inc.	11,340	206,275
Old Second Bancorp, Inc.	5,467	145,204
Oriental Financial Group, Inc.	10,393	204,846
Pacific Capital Bancorp	2,200	47,300
S&T Bancorp, Inc.	5,893	189,578

	Shares	Value
Sandy Spring Bancorp, Inc.	2,300	$ 63,296
Sterling Financial Corp., Washington	1,900	29,659
Suffolk Bancorp	3,015	95,515
SVB Financial Group (a)	1,026	44,775
Tompkins Financial Corp.	1,800	88,560
WesBanco, Inc.	5,000	123,550
		1,823,259
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	3,084	23,284
Dollar Financial Corp. (a)	3,600	82,800
		106,084
Insurance - 3.3%
Amerisafe, Inc. (a)	4,140	52,330
Aspen Insurance Holdings Ltd.	2,700	71,226
Assured Guaranty Ltd.	5,410	128,433
Darwin Professional Underwriters, Inc. (a)	3,200	71,968
FBL Financial Group, Inc. Class A	2,826	80,513
Hallmark Financial Services, Inc. (a)	4,583	51,146
Harleysville Group, Inc.	2,459	88,745
IPC Holdings Ltd.	1,910	53,480
Max Capital Group Ltd.	1,850	48,452
Navigators Group, Inc. (a)	2,150	116,960
Platinum Underwriters Holdings Ltd.	1,316	42,717
ProAssurance Corp. (a)	1,959	105,453
RLI Corp.	2,815	139,540
SeaBright Insurance Holdings, Inc. (a)	8,000	117,840
		1,168,803
Real Estate Investment Trusts - 7.1%
Acadia Realty Trust (SBI)	3,997	96,528
Alexandria Real Estate Equities, Inc.	729	67,593
Digital Realty Trust, Inc.	1,708	60,634
Entertainment Properties Trust (SBI)	2,316	114,248
Extra Space Storage, Inc.	7,468	120,907
First Industrial Realty Trust, Inc.	2,290	70,738
Home Properties, Inc.	995	47,750
LaSalle Hotel Properties (SBI)	1,726	49,588
Lexington Corporate Properties Trust	9,900	142,659
MFA Mortgage Investments, Inc.	14,405	90,752
National Retail Properties, Inc.	6,279	138,452
Nationwide Health Properties, Inc.	7,504	253,260
NorthStar Realty Finance Corp.	9,617	78,571
Omega Healthcare Investors, Inc.	11,572	200,890
Pennsylvania Real Estate Investment Trust (SBI)	4,335	105,731
PS Business Parks, Inc.	1,714	88,957
Realty Income Corp.	5,439	139,347
Saul Centers, Inc.	3,140	157,754
Senior Housing Properties Trust (SBI)	2,369	56,145
Sovran Self Storage, Inc.	4,251	181,560
Sunstone Hotel Investors, Inc.	545	8,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Tanger Factory Outlet Centers, Inc.	3,562	$ 137,030
Urstadt Biddle Properties, Inc. Class A	4,330	68,111
		2,475,930
Thrifts & Mortgage Finance - 0.6%
Anchor BanCorp Wisconsin, Inc.	6,836	129,679
FirstFed Financial Corp. (a)	400	10,860
Provident New York Bancorp	5,939	80,177
		220,716
TOTAL FINANCIALS		6,657,909
HEALTH CARE - 12.6%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	850	50,405
Alnylam Pharmaceuticals, Inc. (a)	1,650	40,260
ARIAD Pharmaceuticals, Inc. (a)	11,913	40,147
BioMarin Pharmaceutical, Inc. (a)	3,000	106,110
Cubist Pharmaceuticals, Inc. (a)	3,436	63,291
GTx, Inc. (a)(d)	4,100	65,928
Martek Biosciences (a)	1,800	55,026
ONYX Pharmaceuticals, Inc. (a)	1,225	35,562
OSI Pharmaceuticals, Inc. (a)	3,372	126,079
Regeneron Pharmaceuticals, Inc. (a)	3,500	67,165
Seattle Genetics, Inc. (a)	6,968	63,409
United Therapeutics Corp. (a)	650	56,355
		769,737
Health Care Equipment & Supplies - 3.9%
CONMED Corp. (a)	2,524	64,715
Cutera, Inc. (a)	6,755	90,990
Cynosure, Inc. Class A (a)	2,671	56,892
Hologic, Inc. (a)	3,488	193,933
Invacare Corp.	7,011	156,205
Inverness Medical Innovations, Inc. (a)	1,000	30,100
Masimo Corp.	5,082	132,132
Meridian Bioscience, Inc.	6,589	220,270
Merit Medical Systems, Inc. (a)	10,814	171,186
Quidel Corp. (a)	9,214	147,977
Steris Corp.	3,471	93,127
		1,357,527
Health Care Providers & Services - 3.4%
AMERIGROUP Corp. (a)	1,600	43,728
AMN Healthcare Services, Inc. (a)	8,079	124,578
AmSurg Corp. (a)	2,727	64,575
Animal Health International, Inc. (a)	13,190	144,299
Apria Healthcare Group, Inc. (a)	2,834	55,972
Centene Corp. (a)	2,900	40,426
Chemed Corp.	3,110	131,242
HealthSouth Corp. (a)	7,300	129,867
Healthspring, Inc. (a)	10,426	146,798
LCA-Vision, Inc.	3,606	45,075

	Shares	Value
Magellan Health Services, Inc. (a)	1,200	$ 47,628
Medcath Corp. (a)	2,975	54,145
Molina Healthcare, Inc. (a)(d)	5,484	133,919
RehabCare Group, Inc. (a)	2,800	42,000
		1,204,252
Life Sciences Tools & Services - 1.5%
Bio-Rad Laboratories, Inc. Class A (a)	576	51,235
Dionex Corp. (a)	1,348	103,783
eResearchTechnology, Inc. (a)	6,147	76,346
Illumina, Inc. (a)	1,700	129,030
PharmaNet Development Group, Inc. (a)	1,992	50,258
Varian, Inc. (a)	1,652	95,684
		506,336
Pharmaceuticals - 1.6%
Medicis Pharmaceutical Corp. Class A	3,865	76,102
Noven Pharmaceuticals, Inc. (a)	1,536	13,793
Obagi Medical Products, Inc. (a)	4,513	39,173
Pain Therapeutics, Inc. (a)	7,000	59,150
Perrigo Co.	5,276	199,063
Sciele Pharma, Inc. (a)	5,009	97,676
ViroPharma, Inc. (a)	4,500	40,230
XenoPort, Inc. (a)	700	28,329
		553,516
TOTAL HEALTH CARE		4,391,368
INDUSTRIALS - 14.5%
Aerospace & Defense - 2.1%
Ceradyne, Inc. (a)	537	17,163
Cubic Corp.	4,854	137,999
Curtiss-Wright Corp.	1,400	58,072
Hexcel Corp. (a)	8,960	171,226
Orbital Sciences Corp. (a)	8,278	199,500
Teledyne Technologies, Inc. (a)	3,063	143,961
		727,921
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc. (a)	2,884	158,620
Hub Group, Inc. Class A (a)	4,022	132,284
Pacer International, Inc.	3,138	51,557
		342,461
Airlines - 0.7%
Allegiant Travel Co. (a)	4,902	129,511
SkyWest, Inc.	6,368	134,492
		264,003
Commercial Services & Supplies - 3.9%
Administaff, Inc.	1,976	46,653
Comfort Systems USA, Inc.	8,000	104,080
CoStar Group, Inc. (a)	2,607	112,101
Deluxe Corp.	5,792	111,264
GeoEye, Inc. (a)	987	25,652
Heidrick & Struggles International, Inc.	3,357	109,203
Herman Miller, Inc.	4,900	120,393
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
IHS, Inc. Class A (a)	2,250	$ 144,698
Interface, Inc. Class A	9,150	128,558
Knoll, Inc.	6,448	74,410
Korn/Ferry International (a)	3,339	56,429
Spherion Corp. (a)	21,146	129,414
Waste Connections, Inc. (a)	1,300	39,962
Watson Wyatt Worldwide, Inc. Class A	3,058	173,542
		1,376,359
Construction & Engineering - 0.8%
EMCOR Group, Inc. (a)	5,424	120,467
Perini Corp. (a)	4,040	146,369
		266,836
Electrical Equipment - 2.2%
Acuity Brands, Inc.	1,400	60,130
Belden, Inc.	3,251	114,825
GrafTech International Ltd. (a)	11,021	178,650
Polypore International, Inc.	9,751	201,748
Regal-Beloit Corp.	1,873	68,608
Woodward Governor Co.	5,812	155,297
		779,258
Industrial Conglomerates - 0.3%
Walter Industries, Inc.	1,600	100,208
Machinery - 2.8%
Actuant Corp. Class A	4,121	124,495
Bucyrus International, Inc. Class A	1,100	111,815
Columbus McKinnon Corp. (NY Shares) (a)	5,100	157,998
Gorman-Rupp Co.	843	27,726
Middleby Corp. (a)(d)	2,025	126,340
Robbins & Myers, Inc.	5,786	188,913
Valmont Industries, Inc.	785	68,994
Wabtec Corp.	4,948	186,342
		992,623
Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	3,386	101,208
NuCo2, Inc. (a)	4,984	138,406
		239,614
TOTAL INDUSTRIALS		5,089,283
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 3.3%
3Com Corp. (a)	11,657	26,695
Arris Group, Inc. (a)	4,741	27,593
Blue Coat Systems, Inc. (a)	6,721	148,131
Dycom Industries, Inc. (a)	5,382	64,638
Extreme Networks, Inc. (a)	27,000	83,700
Foundry Networks, Inc. (a)	8,239	95,408
MasTec, Inc. (a)	9,757	80,105
NETGEAR, Inc. (a)	3,634	72,498

	Shares	Value
Oplink Communications, Inc. (a)	2,015	$ 17,873
Polycom, Inc. (a)	5,819	131,160
SeaChange International, Inc. (a)	10,786	75,826
Starent Networks Corp.	6,562	88,587
Sycamore Networks, Inc. (a)	19,042	69,694
Tekelec (a)	11,000	136,950
ViaSat, Inc. (a)	1,904	41,355
		1,160,213
Computers & Peripherals - 1.0%
Emulex Corp. (a)	10,548	171,300
Intevac, Inc. (a)	5,048	65,372
Novatel Wireless, Inc. (a)	10,014	96,936
		333,608
Electronic Equipment & Instruments - 2.1%
Checkpoint Systems, Inc. (a)	6,325	169,826
Cogent, Inc. (a)	2,718	25,631
CTS Corp.	6,663	71,294
FLIR Systems, Inc. (a)	2,922	87,923
Littelfuse, Inc. (a)	1,316	46,021
Park Electrochemical Corp.	5,869	151,714
Technitrol, Inc.	6,370	147,338
TTM Technologies, Inc. (a)	4,181	47,329
		747,076
Internet Software & Services - 2.2%
EarthLink, Inc. (a)	15,525	117,214
Greenfield Online, Inc. (a)	11,501	136,402
Interwoven, Inc. (a)	8,893	94,977
j2 Global Communications, Inc. (a)	1,765	39,395
Mercadolibre, Inc.	2,051	81,548
SonicWALL, Inc. (a)	8,004	65,393
United Online, Inc.	3,390	35,798
ValueClick, Inc. (a)	3,153	54,389
Vignette Corp. (a)	10,990	145,178
		770,294
IT Services - 1.4%
iGate Corp. (a)	7,200	51,264
Maximus, Inc.	2,863	105,101
MPS Group, Inc. (a)	15,001	177,312
SAIC, Inc. (a)	4,900	91,091
Sapient Corp. (a)	9,548	66,454
		491,222
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Energy Industries, Inc. (a)	4,573	60,638
Amkor Technology, Inc. (a)	14,703	157,322
Credence Systems Corp. (a)	28,851	49,047
Cymer, Inc. (a)	1,588	41,352
MKS Instruments, Inc. (a)	5,314	113,720
ON Semiconductor Corp. (a)	5,300	30,104
PMC-Sierra, Inc. (a)	4,662	26,573
Skyworks Solutions, Inc. (a)	17,900	130,312
Techwell, Inc. (a)	4,063	44,043
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
TriQuint Semiconductor, Inc. (a)	27,840	$ 140,870
Zoran Corp. (a)	8,849	120,877
		914,858
Software - 4.9%
Ansoft Corp. (a)	3,000	91,560
Ansys, Inc. (a)	2,156	74,425
Aspen Technology, Inc. (a)	14,185	180,859
Bottomline Technologies, Inc. (a)	4,109	51,773
CommVault Systems, Inc. (a)	6,528	80,947
eSpeed, Inc. Class A (a)	8,786	102,445
Jack Henry & Associates, Inc.	8,825	217,713
Macrovision Corp. (a)	3,000	40,500
Manhattan Associates, Inc. (a)	2,937	67,345
MICROS Systems, Inc. (a)	2,400	80,784
MicroStrategy, Inc. Class A (a)	813	60,154
Monotype Imaging Holdings, Inc.	2,630	39,739
Net 1 UEPS Technologies, Inc. (a)	1,200	27,060
Nuance Communications, Inc. (a)	4,000	69,640
Quest Software, Inc. (a)	3,372	44,072
Secure Computing Corp. (a)	17,197	110,921
SPSS, Inc. (a)	3,894	151,009
Sybase, Inc. (a)	2,769	72,825
TIBCO Software, Inc. (a)	20,536	146,627
		1,710,398
TOTAL INFORMATION TECHNOLOGY		6,127,669
MATERIALS - 6.6%
Chemicals - 2.9%
CF Industries Holdings, Inc.	2,225	230,555
H.B. Fuller Co.	7,831	159,831
Hercules, Inc.	6,256	114,422
Innophos Holdings, Inc.	8,500	136,765
OM Group, Inc. (a)	2,250	122,715
Terra Industries, Inc. (a)	7,074	251,339
		1,015,627
Construction Materials - 0.4%
Headwaters, Inc. (a)	9,115	120,227
Containers & Packaging - 1.4%
Aptargroup, Inc.	2,000	77,860
Greif, Inc. Class A	1,006	68,338
Rock-Tenn Co. Class A	6,327	189,620
Silgan Holdings, Inc.	3,305	164,027
		499,845

	Shares	Value
Metals & Mining - 1.0%
Quanex Corp.	3,636	$ 188,127
Worthington Industries, Inc.	9,344	157,633
		345,760
Paper & Forest Products - 0.9%
Buckeye Technologies, Inc. (a)	13,641	152,234
Glatfelter	11,046	166,905
		319,139
TOTAL MATERIALS		2,300,598
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	12,608	154,322
Cincinnati Bell, Inc. (a)	40,558	172,777
Cogent Communications Group, Inc. (a)	6,254	114,511
Consolidated Communications Holdings, Inc.	5,201	78,691
NTELOS Holdings Corp.	5,705	138,061
PAETEC Holding Corp. (a)	5,000	33,300
		691,662
Wireless Telecommunication Services - 0.3%
Syniverse Holdings, Inc. (a)	7,250	120,785
TOTAL TELECOMMUNICATION SERVICES		812,447
UTILITIES - 2.0%
Electric Utilities - 0.8%
Cleco Corp.	1,900	42,142
El Paso Electric Co. (a)	2,031	43,402
Portland General Electric Co.	7,162	161,503
Westar Energy, Inc.	1,345	30,626
		277,673
Gas Utilities - 1.0%
New Jersey Resources Corp.	1,818	56,449
Nicor, Inc.	4,270	143,088
Northwest Natural Gas Co.	3,022	131,276
WGL Holdings, Inc.	824	26,417
		357,230
Independent Power Producers & Energy Traders - 0.2%
Black Hills Corp.	2,206	78,931
TOTAL UTILITIES		713,834
TOTAL COMMON STOCKS (Cost $37,041,865)		34,724,416
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.25% to 1.31% 6/26/08 (e) (Cost $29,906)	$ 30,000	$ 29,909
Money Market Funds - 4.4%
	Shares
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c) (Cost $1,546,318)	1,546,318	1,546,318
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $38,618,089)	36,300,643
NET OTHER ASSETS - (3.7)%	(1,296,710)
NET ASSETS - 100%	$ 35,003,933
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
2 Mini-Russell 2000 Index Contracts	June 2008	$ 138,000	$ (1,824)
The face value of futures purchased as a percentage of net assets - 0.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,970.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,235
Fidelity Securities Lending Cash Central Fund	18,661
Total	$ 25,896
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 36,300,643	$ 36,270,734	$ 29,909	$ -
Other Financial Instruments*	$ (1,824)	$ (1,824)	$ -	$ -
*Other financial instruments include futures.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $38,631,918. Net unrealized depreciation aggregated $2,331,275, of which $3,115,483 related to appreciated investment securities and $5,446,758 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Index 500 Portfolio

March 31, 2008

1.799879.104

VIPIDX-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.2%
Johnson Controls, Inc.	131,583	$ 4,447,505
The Goodyear Tire & Rubber Co. (a)	53,226	1,373,231
		5,820,736
Automobiles - 0.3%
Ford Motor Co. (a)(d)	489,084	2,797,560
General Motors Corp. (d)	125,442	2,389,670
Harley-Davidson, Inc.	52,853	1,981,988
		7,169,218
Distributors - 0.1%
Genuine Parts Co.	36,633	1,473,379
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	30,440	1,315,008
H&R Block, Inc.	72,104	1,496,879
		2,811,887
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp. unit	96,739	3,915,995
Darden Restaurants, Inc.	31,752	1,033,528
International Game Technology	69,318	2,787,277
Marriott International, Inc. Class A	66,689	2,291,434
McDonald's Corp.	255,211	14,233,117
Starbucks Corp. (a)	161,861	2,832,568
Starwood Hotels & Resorts Worldwide, Inc.	41,725	2,159,269
Wendy's International, Inc.	19,369	446,649
Wyndham Worldwide Corp.	39,229	811,256
Yum! Brands, Inc.	105,372	3,920,892
		34,431,985
Household Durables - 0.5%
Black & Decker Corp.	13,501	892,416
Centex Corp.	27,122	656,624
D.R. Horton, Inc.	60,722	956,372
Fortune Brands, Inc.	34,137	2,372,522
Harman International Industries, Inc.	13,402	583,523
KB Home (d)	17,062	421,943
Leggett & Platt, Inc. (d)	37,142	566,416
Lennar Corp. Class A	30,825	579,818
Newell Rubbermaid, Inc.	61,318	1,402,343
Pulte Homes, Inc.	47,367	689,190
Snap-On, Inc.	12,785	650,117
The Stanley Works	17,346	826,017
Whirlpool Corp.	16,758	1,454,259
		12,051,560
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)(d)	68,353	4,873,569
Expedia, Inc. (a)	46,202	1,011,362
IAC/InterActiveCorp (a)	40,043	831,293
		6,716,224
Leisure Equipment & Products - 0.1%
Brunswick Corp.	19,405	309,898

	Shares	Value
Eastman Kodak Co.	63,855	$ 1,128,318
Hasbro, Inc.	31,601	881,668
Mattel, Inc.	80,079	1,593,572
		3,913,456
Media - 2.8%
CBS Corp. Class B	150,851	3,330,790
Clear Channel Communications, Inc.	110,333	3,223,930
Comcast Corp. Class A	667,263	12,904,866
E.W. Scripps Co. Class A	19,841	833,520
Gannett Co., Inc.	50,925	1,479,371
Interpublic Group of Companies, Inc. (a)	104,410	878,088
McGraw-Hill Companies, Inc.	71,531	2,643,070
Meredith Corp.	8,356	319,617
News Corp. Class A	509,883	9,560,306
Omnicom Group, Inc.	71,047	3,138,856
The DIRECTV Group, Inc. (a)	157,895	3,914,217
The New York Times Co. Class A (d)	31,862	601,555
The Walt Disney Co.	417,285	13,094,403
Time Warner, Inc.	792,533	11,111,313
Viacom, Inc. Class B (non-vtg.) (a)	142,023	5,626,951
Washington Post Co. Class B	1,287	851,351
		73,512,204
Multiline Retail - 0.8%
Big Lots, Inc. (a)	20,035	446,781
Dillard's, Inc. Class A (d)	12,659	217,861
Family Dollar Stores, Inc.	31,142	607,269
JCPenney Co., Inc.	49,134	1,852,843
Kohl's Corp. (a)	69,511	2,981,327
Macy's, Inc.	95,953	2,212,676
Nordstrom, Inc.	39,670	1,293,242
Sears Holdings Corp. (a)(d)	16,166	1,650,387
Target Corp.	181,429	9,194,822
		20,457,208
Specialty Retail - 1.6%
Abercrombie & Fitch Co. Class A	19,092	1,396,389
AutoNation, Inc. (a)	29,920	447,902
AutoZone, Inc. (a)	9,527	1,084,458
Bed Bath & Beyond, Inc. (a)	58,050	1,712,475
Best Buy Co., Inc.	78,086	3,237,446
Gamestop Corp. Class A (a)	35,671	1,844,547
Gap, Inc.	100,775	1,983,252
Home Depot, Inc.	373,986	10,460,388
Limited Brands, Inc.	68,868	1,177,643
Lowe's Companies, Inc.	324,121	7,435,336
Office Depot, Inc. (a)	60,491	668,426
OfficeMax, Inc.	16,821	321,954
RadioShack Corp.	29,052	472,095
Sherwin-Williams Co.	22,588	1,152,892
Staples, Inc.	155,342	3,434,612
Tiffany & Co., Inc.	28,144	1,177,545
TJX Companies, Inc.	96,846	3,202,697
		41,210,057
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	77,986	$ 2,351,278
Jones Apparel Group, Inc.	19,186	257,476
Liz Claiborne, Inc.	22,046	400,135
NIKE, Inc. Class B	84,850	5,769,800
Polo Ralph Lauren Corp. Class A	13,050	760,685
VF Corp.	19,438	1,506,639
		11,046,013
TOTAL CONSUMER DISCRETIONARY		220,613,927
CONSUMER STAPLES - 10.0%
Beverages - 2.6%
Anheuser-Busch Companies, Inc.	158,480	7,519,876
Brown-Forman Corp. Class B (non-vtg.)	18,691	1,237,718
Coca-Cola Enterprises, Inc.	63,725	1,542,145
Constellation Brands, Inc. Class A (sub. vtg.) (a)	43,006	759,916
Molson Coors Brewing Co. Class B	30,482	1,602,439
Pepsi Bottling Group, Inc.	30,403	1,030,966
PepsiCo, Inc.	354,966	25,628,545
The Coca-Cola Co.	442,912	26,960,053
		66,281,658
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	96,345	6,259,535
CVS Caremark Corp.	317,313	12,854,350
Kroger Co.	149,074	3,786,480
Safeway, Inc.	97,551	2,863,122
SUPERVALU, Inc.	46,874	1,405,283
Sysco Corp.	133,757	3,881,628
Wal-Mart Stores, Inc.	523,618	27,584,196
Walgreen Co.	219,695	8,368,183
Whole Foods Market, Inc.	30,916	1,019,301
		68,022,078
Food Products - 1.6%
Archer Daniels Midland Co.	142,620	5,870,239
Campbell Soup Co.	48,789	1,656,387
ConAgra Foods, Inc.	108,052	2,587,845
Dean Foods Co.	33,541	673,839
General Mills, Inc.	74,629	4,468,785
H.J. Heinz Co.	69,839	3,280,338
Hershey Co.	37,277	1,404,225
Kellogg Co.	57,750	3,035,340
Kraft Foods, Inc. Class A	339,791	10,536,919
McCormick & Co., Inc. (non-vtg.)	28,357	1,048,358
Sara Lee Corp.	157,822	2,206,352
Tyson Foods, Inc. Class A	60,671	967,702
Wm. Wrigley Jr. Co.	47,963	3,013,995
		40,750,324

	Shares	Value
Household Products - 2.5%
Clorox Co.	30,772	$ 1,742,926
Colgate-Palmolive Co.	112,979	8,802,194
Kimberly-Clark Corp.	93,131	6,011,606
Procter & Gamble Co.	681,991	47,787,109
		64,343,835
Personal Products - 0.2%
Avon Products, Inc.	94,574	3,739,456
Estee Lauder Companies, Inc. Class A	25,291	1,159,592
		4,899,048
Tobacco - 0.5%
Altria Group, Inc.	467,212	10,372,106
Reynolds American, Inc.	37,918	2,238,300
UST, Inc.	33,124	1,805,920
		14,416,326
TOTAL CONSUMER STAPLES		258,713,269
ENERGY - 13.0%
Energy Equipment & Services - 2.7%
Baker Hughes, Inc.	68,564	4,696,634
BJ Services Co.	64,917	1,850,784
Cameron International Corp. (a)	48,378	2,014,460
ENSCO International, Inc.	31,896	1,997,328
Halliburton Co.	195,048	7,671,238
Nabors Industries Ltd. (a)	62,200	2,100,494
National Oilwell Varco, Inc. (a)	79,111	4,618,500
Noble Corp.	59,533	2,957,004
Rowan Companies, Inc.	24,668	1,015,828
Schlumberger Ltd. (NY Shares)	265,420	23,091,540
Smith International, Inc.	44,501	2,858,299
Transocean, Inc. (a)	70,415	9,520,108
Weatherford International Ltd. (a)	75,174	5,447,860
		69,840,077
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp.	103,726	6,537,850
Apache Corp.	73,793	8,915,670
Chesapeake Energy Corp.	101,378	4,678,595
Chevron Corp.	460,204	39,283,013
ConocoPhillips	346,039	26,371,632
CONSOL Energy, Inc.	40,444	2,798,320
Devon Energy Corp.	98,479	10,274,314
El Paso Corp.	155,298	2,584,159
EOG Resources, Inc.	54,741	6,568,920
Exxon Mobil Corp.	1,185,597	100,277,782
Hess Corp.	61,811	5,450,494
Marathon Oil Corp.	157,112	7,164,307
Murphy Oil Corp.	42,045	3,453,576
Noble Energy, Inc.	38,080	2,772,224
Occidental Petroleum Corp.	182,286	13,337,867
Peabody Energy Corp.	60,057	3,062,907
Range Resources Corp.	33,220	2,107,809
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	140,174	$ 3,188,959
Sunoco, Inc.	26,063	1,367,526
Tesoro Corp.	30,494	914,820
Valero Energy Corp.	118,482	5,818,651
Williams Companies, Inc.	129,644	4,275,659
XTO Energy, Inc.	113,091	6,995,809
		268,200,863
TOTAL ENERGY		338,040,940
FINANCIALS - 16.5%
Capital Markets - 3.0%
American Capital Strategies Ltd. (d)	43,233	1,476,839
Ameriprise Financial, Inc.	50,295	2,607,796
Bank of New York Mellon Corp.	252,934	10,554,936
Bear Stearns Companies, Inc. (d)	26,170	274,523
Charles Schwab Corp.	208,071	3,917,977
E*TRADE Financial Corp. (a)(d)	102,380	395,187
Federated Investors, Inc. Class B (non-vtg.)	19,165	750,501
Franklin Resources, Inc.	34,850	3,380,102
Goldman Sachs Group, Inc.	87,559	14,481,383
Janus Capital Group, Inc.	32,735	761,743
Legg Mason, Inc.	29,877	1,672,514
Lehman Brothers Holdings, Inc.	117,581	4,425,749
Merrill Lynch & Co., Inc.	215,301	8,771,363
Morgan Stanley	244,783	11,186,583
Northern Trust Corp.	42,533	2,827,169
State Street Corp.	85,860	6,782,940
T. Rowe Price Group, Inc.	58,450	2,922,500
		77,189,805
Commercial Banks - 2.8%
BB&T Corp.	121,044	3,880,671
Comerica, Inc.	33,355	1,170,093
Fifth Third Bancorp	118,071	2,470,045
First Horizon National Corp. (d)	28,016	392,504
Huntington Bancshares, Inc.	81,162	872,492
KeyCorp	88,368	1,939,678
M&T Bank Corp.	17,064	1,373,311
Marshall & Ilsley Corp.	58,013	1,345,902
National City Corp.	140,486	1,397,836
PNC Financial Services Group, Inc.	75,518	4,951,715
Regions Financial Corp.	153,706	3,035,694
SunTrust Banks, Inc.	77,746	4,286,914
U.S. Bancorp, Delaware	383,321	12,404,268
Wachovia Corp.	439,219	11,858,913
Wells Fargo & Co.	730,591	21,260,198
Zions Bancorp	23,743	1,081,494
		73,721,728

	Shares	Value
Consumer Finance - 0.7%
American Express Co.	256,196	$ 11,200,889
Capital One Financial Corp.	82,655	4,068,279
Discover Financial Services	106,177	1,738,117
SLM Corp. (d)	103,395	1,587,113
		18,594,398
Diversified Financial Services - 4.2%
Bank of America Corp.	984,423	37,319,476
CIT Group, Inc. (d)	42,378	502,179
Citigroup, Inc.	1,153,750	24,713,325
CME Group, Inc.	11,816	5,542,886
IntercontinentalExchange, Inc. (a)	15,543	2,028,362
JPMorgan Chase & Co.	752,692	32,328,121
Leucadia National Corp.	37,486	1,695,117
Moody's Corp. (d)	45,579	1,587,517
NYSE Euronext	58,726	3,623,981
		109,340,964
Insurance - 4.0%
ACE Ltd.	73,105	4,025,161
AFLAC, Inc.	105,208	6,833,260
Allstate Corp.	124,192	5,968,668
AMBAC Financial Group, Inc.	63,561	365,476
American International Group, Inc.	558,964	24,175,193
Aon Corp.	67,706	2,721,781
Assurant, Inc.	21,200	1,290,232
Cincinnati Financial Corp.	36,668	1,394,851
Genworth Financial, Inc. Class A (non-vtg.)	95,876	2,170,633
Hartford Financial Services Group, Inc.	69,587	5,272,607
Lincoln National Corp.	58,630	3,048,760
Loews Corp.	97,428	3,918,554
Marsh & McLennan Companies, Inc.	115,462	2,811,500
MBIA, Inc. (d)	46,573	569,122
MetLife, Inc.	157,155	9,470,160
Principal Financial Group, Inc.	57,254	3,190,193
Progressive Corp.	150,330	2,415,803
Prudential Financial, Inc.	98,836	7,733,917
SAFECO Corp.	19,887	872,642
The Chubb Corp.	82,050	4,059,834
The Travelers Companies, Inc.	137,469	6,577,892
Torchmark Corp.	20,159	1,211,757
Unum Group	76,884	1,692,217
XL Capital Ltd. Class A	39,425	1,165,009
		102,955,222
Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co. Class A	20,329	727,981
AvalonBay Communities, Inc.	17,029	1,643,639
Boston Properties, Inc.	26,479	2,437,922
Developers Diversified Realty Corp.	26,470	1,108,564
Equity Residential (SBI)	59,755	2,479,235
General Growth Properties, Inc.	59,117	2,256,496
HCP, Inc.	51,934	1,755,889
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Host Hotels & Resorts, Inc.	116,019	$ 1,847,022
Kimco Realty Corp.	56,035	2,194,891
Plum Creek Timber Co., Inc.	37,925	1,543,548
ProLogis Trust	57,219	3,367,910
Public Storage	27,598	2,445,735
Simon Property Group, Inc.	49,428	4,592,355
Vornado Realty Trust	29,910	2,578,541
		30,979,728
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)	38,508	833,313
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	128,705	707,878
Fannie Mae	216,793	5,705,992
Freddie Mac	143,172	3,625,115
Hudson City Bancorp, Inc.	114,874	2,030,972
MGIC Investment Corp. (d)	26,368	277,655
Sovereign Bancorp, Inc. (d)	80,073	746,280
Washington Mutual, Inc. (d)	195,580	2,014,474
		15,108,366
TOTAL FINANCIALS		428,723,524
HEALTH CARE - 12.5%
Biotechnology - 1.4%
Amgen, Inc. (a)	241,025	10,070,025
Biogen Idec, Inc. (a)	65,983	4,070,491
Celgene Corp. (a)	96,414	5,909,214
Genzyme Corp. (a)	59,308	4,420,818
Gilead Sciences, Inc. (a)	205,843	10,607,090
		35,077,638
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	140,592	8,129,029
Becton, Dickinson & Co.	54,084	4,643,111
Boston Scientific Corp. (a)	297,636	3,830,575
C.R. Bard, Inc.	22,234	2,143,358
Covidien Ltd.	110,525	4,890,731
Hospira, Inc. (a)	35,167	1,504,093
Medtronic, Inc.	248,869	12,037,794
Philip Morris International, Inc. (a)	467,212	23,631,583
St. Jude Medical, Inc. (a)	76,237	3,292,676
Stryker Corp.	52,850	3,437,893
Varian Medical Systems, Inc. (a)	27,851	1,304,541
Zimmer Holdings, Inc. (a)	51,672	4,023,182
		72,868,566
Health Care Providers & Services - 1.8%
Aetna, Inc.	110,049	4,631,962
AmerisourceBergen Corp.	36,034	1,476,673
Cardinal Health, Inc.	79,023	4,149,498
CIGNA Corp.	62,069	2,518,139

	Shares	Value
Coventry Health Care, Inc. (a)	34,284	$ 1,383,359
Express Scripts, Inc. (a)	56,024	3,603,464
Humana, Inc. (a)	37,711	1,691,715
Laboratory Corp. of America Holdings (a)	24,487	1,804,202
McKesson Corp.	64,130	3,358,488
Medco Health Solutions, Inc. (a)	116,104	5,084,194
Patterson Companies, Inc. (a)	28,664	1,040,503
Quest Diagnostics, Inc.	34,850	1,577,660
Tenet Healthcare Corp. (a)	105,129	595,030
UnitedHealth Group, Inc.	277,314	9,528,509
WellPoint, Inc. (a)	120,097	5,299,881
		47,743,277
Health Care Technology - 0.0%
IMS Health, Inc.	40,629	853,615
Life Sciences Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	37,092	1,218,843
Millipore Corp. (a)	12,195	822,065
PerkinElmer, Inc.	26,066	632,101
Thermo Fisher Scientific, Inc. (a)	92,764	5,272,706
Waters Corp. (a)	22,151	1,233,811
		9,179,526
Pharmaceuticals - 6.1%
Abbott Laboratories	342,544	18,891,302
Allergan, Inc.	67,796	3,823,016
Barr Pharmaceuticals, Inc. (a)	23,913	1,155,237
Bristol-Myers Squibb Co.	438,644	9,343,117
Eli Lilly & Co.	219,207	11,308,889
Forest Laboratories, Inc. (a)	69,003	2,760,810
Johnson & Johnson	627,721	40,720,261
King Pharmaceuticals, Inc. (a)	54,526	474,376
Merck & Co., Inc.	479,841	18,209,966
Mylan, Inc. (d)	67,451	782,432
Pfizer, Inc.	1,498,274	31,358,875
Schering-Plough Corp.	359,223	5,176,403
Watson Pharmaceuticals, Inc. (a)	22,971	673,510
Wyeth	296,502	12,381,924
		157,060,118
TOTAL HEALTH CARE		322,782,740
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.8%
General Dynamics Corp.	89,135	7,431,185
Goodrich Corp.	27,717	1,594,005
Honeywell International, Inc.	164,960	9,307,043
L-3 Communications Holdings, Inc.	27,124	2,965,738
Lockheed Martin Corp.	75,972	7,544,020
Northrop Grumman Corp.	74,885	5,826,802
Precision Castparts Corp.	30,789	3,142,941
Raytheon Co.	94,490	6,104,999
Rockwell Collins, Inc.	35,988	2,056,714
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	169,491	$ 12,605,046
United Technologies Corp.	217,510	14,969,038
		73,547,531
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	37,972	2,065,677
Expeditors International of Washington, Inc.	47,235	2,134,077
FedEx Corp.	68,579	6,355,216
United Parcel Service, Inc. Class B	229,221	16,737,717
		27,292,687
Airlines - 0.1%
Southwest Airlines Co.	163,028	2,021,547
Building Products - 0.1%
Masco Corp.	80,820	1,602,661
Trane, Inc.	38,512	1,767,701
		3,370,362
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (a)	74,722	807,745
Avery Dennison Corp.	23,597	1,162,152
Cintas Corp.	28,948	826,176
Equifax, Inc.	28,730	990,610
Monster Worldwide, Inc. (a)	27,818	673,474
Pitney Bowes, Inc.	46,778	1,638,166
R.R. Donnelley & Sons Co.	47,614	1,443,180
Robert Half International, Inc.	35,198	905,997
Waste Management, Inc.	109,772	3,683,948
		12,131,448
Construction & Engineering - 0.2%
Fluor Corp.	19,633	2,771,394
Jacobs Engineering Group, Inc. (a)	26,890	1,978,835
		4,750,229
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	39,060	1,568,259
Emerson Electric Co.	174,454	8,977,403
Rockwell Automation, Inc.	32,878	1,887,855
		12,433,517
Industrial Conglomerates - 3.9%
3M Co.	156,822	12,412,461
General Electric Co.	2,212,881	81,898,726
Textron, Inc.	55,111	3,054,252
Tyco International Ltd.	107,470	4,734,054
		102,099,493
Machinery - 1.9%
Caterpillar, Inc.	138,279	10,825,863
Cummins, Inc.	44,807	2,097,864
Danaher Corp.	56,430	4,290,373
Deere & Co.	96,628	7,772,756
Dover Corp.	42,532	1,776,987
Eaton Corp.	32,465	2,586,487

	Shares	Value
Illinois Tool Works, Inc.	88,743	$ 4,280,075
Ingersoll-Rand Co. Ltd. Class A	60,420	2,693,524
ITT Corp.	40,237	2,084,679
Manitowoc Co., Inc.	28,779	1,174,183
PACCAR, Inc.	81,257	3,656,565
Pall Corp.	27,168	952,782
Parker Hannifin Corp.	37,341	2,586,611
Terex Corp. (a)	22,515	1,407,188
		48,185,937
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	65,589	6,048,618
CSX Corp.	89,388	5,011,985
Norfolk Southern Corp.	83,398	4,530,179
Ryder System, Inc.	12,865	783,607
Union Pacific Corp.	57,773	7,243,579
		23,617,968
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	14,874	1,136,225
TOTAL INDUSTRIALS		310,586,944
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.5%
Ciena Corp. (a)	19,293	594,803
Cisco Systems, Inc. (a)	1,320,991	31,822,673
Corning, Inc.	348,897	8,387,484
JDS Uniphase Corp. (a)	49,840	667,358
Juniper Networks, Inc. (a)	116,028	2,900,700
Motorola, Inc.	499,674	4,646,968
QUALCOMM, Inc.	357,292	14,648,972
Tellabs, Inc. (a)	91,695	499,738
		64,168,696
Computers & Peripherals - 4.3%
Apple, Inc. (a)	194,764	27,948,634
Dell, Inc. (a)	496,616	9,892,591
EMC Corp. (a)	465,498	6,675,241
Hewlett-Packard Co.	546,324	24,945,154
International Business Machines Corp.	306,776	35,322,189
Lexmark International, Inc. Class A (a)	21,043	646,441
NetApp, Inc. (a)	76,127	1,526,346
QLogic Corp. (a)	29,769	456,954
SanDisk Corp. (a)	50,767	1,145,811
Sun Microsystems, Inc. (a)	175,683	2,728,357
Teradata Corp. (a)	39,798	877,944
		112,165,662
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	80,895	2,413,098
Jabil Circuit, Inc.	46,110	436,201
Molex, Inc.	31,158	721,619
Tyco Electronics Ltd.	108,014	3,707,040
		7,277,958
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	37,037	$ 1,042,962
eBay, Inc. (a)	247,196	7,376,329
Google, Inc. Class A (sub. vtg.) (a)	51,390	22,635,753
VeriSign, Inc. (a)(d)	47,288	1,571,853
Yahoo!, Inc. (a)	296,323	8,572,624
		41,199,521
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	21,268	1,065,739
Automatic Data Processing, Inc.	115,845	4,910,670
Cognizant Technology Solutions Corp. Class A (a)	63,899	1,842,208
Computer Sciences Corp. (a)	36,263	1,479,168
Convergys Corp. (a)	28,090	423,035
Electronic Data Systems Corp.	112,868	1,879,252
Fidelity National Information Services, Inc.	37,926	1,446,498
Fiserv, Inc. (a)	36,436	1,752,207
Paychex, Inc.	71,727	2,457,367
The Western Union Co.	166,125	3,533,479
Total System Services, Inc.	44,066	1,042,602
Unisys Corp. (a)	78,317	346,944
		22,179,169
Office Electronics - 0.1%
Xerox Corp.	203,338	3,043,970
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(d)	134,194	790,403
Altera Corp.	68,101	1,255,101
Analog Devices, Inc.	65,138	1,922,874
Applied Materials, Inc.	299,968	5,852,376
Broadcom Corp. Class A (a)	103,590	1,996,179
Intel Corp.	1,282,654	27,166,612
KLA-Tencor Corp.	39,900	1,480,290
Linear Technology Corp.	48,965	1,502,736
LSI Corp. (a)(d)	146,499	725,170
MEMC Electronic Materials, Inc. (a)	50,617	3,588,745
Microchip Technology, Inc.	41,840	1,369,423
Micron Technology, Inc. (a)	168,512	1,006,017
National Semiconductor Corp.	50,271	920,965
Novellus Systems, Inc. (a)	22,596	475,646
NVIDIA Corp. (a)	123,118	2,436,505
Teradyne, Inc. (a)	38,636	479,859
Texas Instruments, Inc.	293,920	8,309,118
Xilinx, Inc.	63,449	1,506,914
		62,784,933
Software - 3.4%
Adobe Systems, Inc. (a)	126,084	4,487,330
Autodesk, Inc. (a)	51,169	1,610,800

	Shares	Value
BMC Software, Inc. (a)	42,577	$ 1,384,604
CA, Inc.	86,466	1,945,485
Citrix Systems, Inc. (a)	41,061	1,204,319
Compuware Corp. (a)	60,767	446,030
Electronic Arts, Inc. (a)	70,200	3,504,384
Intuit, Inc. (a)	72,627	1,961,655
Microsoft Corp.	1,773,733	50,338,543
Novell, Inc. (a)	78,030	490,809
Oracle Corp. (a)	876,489	17,144,125
Symantec Corp. (a)	187,573	3,117,463
		87,635,547
TOTAL INFORMATION TECHNOLOGY		400,455,456
MATERIALS - 3.5%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	47,523	4,372,116
Ashland, Inc.	12,406	586,804
Dow Chemical Co.	208,222	7,672,981
E.I. du Pont de Nemours & Co.	199,300	9,319,268
Eastman Chemical Co.	17,674	1,103,741
Ecolab, Inc.	38,894	1,689,166
Hercules, Inc.	25,150	459,994
International Flavors & Fragrances, Inc.	17,955	790,918
Monsanto Co.	121,438	13,540,337
PPG Industries, Inc.	36,304	2,196,755
Praxair, Inc.	69,419	5,847,162
Rohm & Haas Co.	27,781	1,502,396
Sigma Aldrich Corp.	28,674	1,710,404
		50,792,042
Construction Materials - 0.1%
Vulcan Materials Co. (d)	24,016	1,594,662
Containers & Packaging - 0.1%
Ball Corp.	21,617	993,085
Bemis Co., Inc.	22,078	561,444
Pactiv Corp. (a)	28,897	757,390
Sealed Air Corp.	35,813	904,278
		3,216,197
Metals & Mining - 1.1%
Alcoa, Inc.	180,469	6,507,712
Allegheny Technologies, Inc.	22,371	1,596,395
Freeport-McMoRan Copper & Gold, Inc. Class B	84,824	8,161,765
Newmont Mining Corp.	100,451	4,550,430
Nucor Corp.	63,833	4,324,047
Titanium Metals Corp.	21,908	329,715
United States Steel Corp.	26,105	3,311,941
		28,782,005
Paper & Forest Products - 0.2%
International Paper Co.	94,794	2,578,397
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
MeadWestvaco Corp.	38,527	$ 1,048,705
Weyerhaeuser Co.	46,438	3,020,328
		6,647,430
TOTAL MATERIALS		91,032,336
TELECOMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	1,337,551	51,228,203
CenturyTel, Inc.	23,634	785,594
Citizens Communications Co.	72,634	761,931
Embarq Corp.	33,997	1,363,280
Qwest Communications International, Inc. (d)	340,724	1,543,480
Verizon Communications, Inc.	636,220	23,190,219
Windstream Corp.	100,605	1,202,230
		80,074,937
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	89,693	3,516,863
Sprint Nextel Corp.	631,342	4,223,678
		7,740,541
TOTAL TELECOMMUNICATION SERVICES		87,815,478
UTILITIES - 3.6%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	37,058	1,871,429
American Electric Power Co., Inc.	88,737	3,694,121
Duke Energy Corp.	279,858	4,995,465
Edison International	72,202	3,539,342
Entergy Corp.	42,365	4,621,174
Exelon Corp.	146,530	11,908,493
FirstEnergy Corp.	67,553	4,635,487
FPL Group, Inc.	90,276	5,663,916
Pepco Holdings, Inc.	44,567	1,101,696
Pinnacle West Capital Corp.	22,271	781,267
PPL Corp.	82,741	3,799,467
Progress Energy, Inc.	57,640	2,403,588
Southern Co.	169,465	6,034,649
		55,050,094
Gas Utilities - 0.1%
Nicor, Inc.	10,002	335,167
Questar Corp.	38,293	2,165,852
		2,501,019
Independent Power Producers & Energy Traders - 0.3%
AES Corp. (a)	148,311	2,472,344
Constellation Energy Group, Inc.	39,429	3,480,398
Dynegy, Inc. Class A (a)	109,890	867,032
		6,819,774

	Shares	Value
Multi-Utilities - 1.1%
Ameren Corp.	46,256	$ 2,037,114
CenterPoint Energy, Inc.	72,542	1,035,174
CMS Energy Corp.	49,901	675,660
Consolidated Edison, Inc.	60,308	2,394,228
Dominion Resources, Inc.	127,388	5,202,526
DTE Energy Co.	36,173	1,406,768
Integrys Energy Group, Inc.	16,936	789,895
NiSource, Inc.	60,755	1,047,416
PG&E Corp.	78,836	2,902,742
Public Service Enterprise Group, Inc.	112,677	4,528,489
Sempra Energy	57,907	3,085,285
TECO Energy, Inc.	46,740	745,503
Xcel Energy, Inc.	95,102	1,897,285
		27,748,085
TOTAL UTILITIES		92,118,972
TOTAL COMMON STOCKS (Cost $1,466,244,811)		2,550,883,586
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.25% 6/26/08 (e) (Cost $2,193,354)	$ 2,200,000	2,193,299
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 2.69% (b)	33,502,599	33,502,599
Fidelity Securities Lending Cash Central Fund, 2.44% (b)(c)	28,135,531	28,135,531
TOTAL MONEY MARKET FUNDS (Cost $61,638,130)		61,638,130
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,530,076,295)	2,614,715,015
NET OTHER ASSETS - (0.9)%	(23,028,322)
NET ASSETS - 100%	$ 2,591,686,693
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
119 S&P 500 Index Contracts	June 2008	$ 39,389,000	$ 524,378
The face value of futures purchased as a percentage of net assets - 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,118,527.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 246,592
Fidelity Securities Lending Cash Central Fund	86,990
Total	$ 333,582
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,614,715,015	$ 2,612,521,716	$ 2,193,299	$ -
Other Financial Instruments*	$ 524,378	$ 524,378	$ -	$ -
*Other financial instruments include futures.
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,536,122,398. Net unrealized appreciation aggregated $1,078,592,617, of which $1,254,313,334 related to appreciated investment securities and $175,720,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008